INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 187,225
Deferred	$ (58,947)	(741,805)
State
Deferred	(7,860)	(153,306)
Change in valuation allowance	$ 66,807	895,111
Income tax provision		$ 187,225